CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 1,754	$ 1,786
Restricted deposits	609	349
Trade receivables (net of allowance for doubtful accounts of $10 and $24 at December 31, 2015 and 2014)	4,038	3,455
Costs and estimated earnings in excess of billings on uncompleted contracts	2,207	2,657
Other accounts receivable and prepaid expenses	206	428
Inventories, net	6,565	6,651
Total current assets	15,379	15,326
LONG-TERM RECEIVABLES AND OTHER DEPOSITS	119	1,394
PROPERTY, PLANT AND EQUIPMENT, NET	$ 3,078	2,790
GOODWILL		587
Total assets	$ 18,576	20,097
CURRENT LIABILITIES:
Bank credit	2,416	1,589
Trade payables	1,961	1,315
Convertible Note and Loans from shareholders, net (Note 9)	1,634	8,120
Other accounts payable and accrued expenses	2,846	4,267
Total current liabilities	8,857	15,291
LONG-TERM LIABILITIES:
Accrued severance pay and other long term liability	660	634
Total long-term liabilities	$ 660	$ 634
COMMITMENTS AND CONTINGENT LIABILITIES
EQUITY:
Ordinary shares of NIS 0.015 par value each - Authorized: 30,000,000 shares at December 31, 2015 and 16,333,333 shares at December 31, 2014; Issued and outstanding: 15,898,965 and 8,988,396 shares at December 31, 2015 and December 31, 2014 respectively	$ 146	$ 119
Additional paid-in capital	82,427	70,884
Accumulated other comprehensive income	387	536
Accumulated deficit	(74,453)	(67,992)
Total RADA Electronic Industries shareholders' equity	8,507	3,547
Non-controlling interest	552	625
Total equity	9,059	4,172
Total liabilities and equity	$ 18,576	$ 20,097